Bank Borrowings - Schedule of Bank Borrowings (Details)	May 31, 2025 HKD ($)	May 31, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Bank loans secured and repayable
Within 12 months	$ 494,003	$ 63,003	$ 480,619
Over 1 year	1,757,766	224,179	2,012,828
Total	$ 2,251,769	$ 287,182	$ 2,493,447